Marketable securities and other investments	12 Months Ended
Mar. 31, 2013
Marketable securities and other investments

7.    Marketable securities and other investments:

Marketable securities and other investments include available-for-sale securities composed of equity securities and debt securities and held-to-maturity debt securities. The aggregate carrying amounts, gross unrealized holding gains, gross unrealized holding losses and fair value of available-for-sale and held-to-maturity securities at March 31, 2012 and 2013 are as follows:

	March 31, 2012
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥133,440	¥59,965	¥12,638	¥180,767
Debt securities	44,757	621	793	44,585
Held-to-maturity:
Commercial paper*	259,953	—	—	259,953
Other debt securities	4,604	11	2	4,613

Total	¥442,754	¥60,597	¥13,433	¥489,918

*	Commercial paper are considered “Cash and cash equivalents” totaling ¥199,979 million and “Short-term investments” totaling ¥59,974 million.

	March 31, 2013
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥268,551	¥266,993	¥1,863	¥533,681
Debt securities	47,721	1,256	481	48,496
Held-to-maturity:
Commercial paper*	69,989	—	—	69,989
Other debt securities	4,662	33	—	4,695

Total	¥390,923	¥268,282	¥2,344	¥656,861

*	Commercial paper are considered “Cash and cash equivalents” totaling ¥69,989 million.

Gross unrealized holding losses and the fair value of available-for-sale securities and held-to-maturity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2012 and 2013 are as follows:

	March 31, 2012
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥43,049	¥11,481	¥3,382	¥1,157
Debt securities	983	320	4,612	473
Held-to-maturity:
Debt securities	198	2	—	—

	March 31, 2013
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥4,524	¥1,162	¥2,440	¥701
Debt securities	4,852	231	865	250
Held-to-maturity:
Debt securities	—	—	—	—

In the ordinary course of business, NTT maintains long-term investment equity securities accounted for under the cost method, which are included in “Marketable securities and other investments.” The total carrying amounts of those securities were ¥70,888 million and ¥80,534 million at March 31, 2012 and 2013, respectively. NTT did not evaluate fair values of investment securities with an aggregate carrying amount of ¥68,916 million and ¥77,376 million of these securities for impairment at March 31, 2012 and 2013, respectively, because it is not practicable to evaluate fair value and there are no events or changes in circumstances that have material effects on the fair value.

Proceeds, gross realized gains and losses from sales of available-for-sale securities for each of the three years in the period ended March 31, 2013 are as follows:

	2011	2012	2013
	Millions of yen
Proceeds	¥15,749	¥9,995	¥4,433
Gross realized gain	3,248	5,559	2,264
Gross realized loss	401	532	37

Maturities of debt securities classified as held-to-maturity at March 31, 2012 and 2013 are as follows.

	March 31, 2012		March 31, 2013
	Carrying Amount	Fair value	Carrying Amount	Fair value
	Millions of yen
Due within 1 year	¥260,753	¥260,753	¥69,999	¥69,999
Due after 1 year through 5 years	2,335	2,346	3,217	3,238
Due after 5 years through 10 years	1,166	1,166	1,033	1,033
Due after 10 years	303	301	402	414

Total	¥264,557	¥264,566	¥74,651	¥74,684

NTT Group reclassified its equity investment in PLDT from “Investments in affiliated companies” to “Available-for-sale securities” under “Marketable securities and other investments.” For information regarding investments in affiliated companies, please see note 6.